Warrants and Forward Purchase Share Agreements - Warrants (Details) shares in Thousands	3 Months Ended
	Mar. 31, 2022 day $ / shares shares	Dec. 31, 2021 shares
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	6,501	6,501
Warrants, exercise price (in usd per share)	$ 11.5
Warrants, exercisable, period from completion of a merger	30 days
Warrants, exercisable, period from closing of IPO	12 months
Warrants expiration period	5 years
Redemption price of warrants (in usd per share)	$ 0.01
Redemption notice period	30 days
Redemption stock price trigger (in usd per share)	$ 18
Redemption stock price threshold trading days | day	20
Redemption stock price threshold consecutive trading days	30 days
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	3,950	3,950